Operating Costs and Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operational costs	R$ 20,455,357
Selling expenses	133,601
General and administrative expenses	876,873
Other operational income (expenses), net	153,989	R$ (145,727)	R$ (280,460)
Total operating costs and expenses	21,311,842	18,867,990	18,092,563
Non-manageable Costs And Expenses [Member]
Operational costs	13,866,312
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	13,866,312	11,791,321	10,630,554
Manageable Costs And Expenses [Member]
Operational costs	1,939,954
Selling expenses	133,601
General and administrative expenses	816,066
Other operational income (expenses), net	(198,740)
Total operating costs and expenses	2,690,881	3,088,283	3,760,249
Other [Member]
Operational costs	4,649,091
Selling expenses	0
General and administrative expenses	60,807
Other operational income (expenses), net	44,751
Total operating costs and expenses	4,754,649	3,988,386	3,701,760
Electricity Purchased For Resale [Member] | Non-manageable Costs And Expenses [Member]
Operational costs	11,110,778
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	11,110,778	8,924,895	7,716,190
Charge Of The Main Distribution And Transmission Grid [Member] | Non-manageable Costs And Expenses [Member]
Operational costs	2,755,534
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	2,755,534	2,865,490	2,896,710
Materials And Supplies For Power Electricity [Member] | Non-manageable Costs And Expenses [Member]
Operational costs	0
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	0	936	17,654
Personnel And Management [Member] | Manageable Costs And Expenses [Member]
Operational costs	595,668
Selling expenses	0
General and administrative expenses	365,120
Other operational income (expenses), net	0
Total operating costs and expenses	960,788	1,081,797	1,878,332
Pension And Healthcare Plans [Member] | Manageable Costs And Expenses [Member]
Operational costs	159,210
Selling expenses	0
General and administrative expenses	75,337
Other operational income (expenses), net	0
Total operating costs and expenses	234,547	259,352	260,159
Materials And Supplies [Member] | Manageable Costs And Expenses [Member]
Operational costs	83,621
Selling expenses	0
General and administrative expenses	24,440
Other operational income (expenses), net	0
Total operating costs and expenses	108,061	86,882	102,667
Third Party Services [Member] | Manageable Costs And Expenses [Member]
Operational costs	941,908
Selling expenses	3,860
General and administrative expenses	246,514
Other operational income (expenses), net	0
Total operating costs and expenses	1,192,282	1,074,308	996,312
Estimated Losses Provisions And Reversals [Member] | Manageable Costs And Expenses [Member]
Operational costs	(2,276)
Selling expenses	102,457
General and administrative expenses	0
Other operational income (expenses), net	170,606
Total operating costs and expenses	270,787	345,102	92,235
Other Operating Costs And Expenses Net [Member] | Manageable Costs And Expenses [Member]
Operational costs	161,823
Selling expenses	27,284
General and administrative expenses	104,655
Other operational income (expenses), net	(369,346)
Total operating costs and expenses	(75,584)	240,842	430,544
Depreciation And Amortization [Member] | Other [Member]
Operational costs	1,376,328
Selling expenses	0
General and administrative expenses	60,807
Other operational income (expenses), net	44,751
Total operating costs and expenses	1,481,886	1,465,478	1,382,040
Construction Cost [Member] | Other [Member]
Operational costs	3,272,763
Selling expenses	0
General and administrative expenses	0
Other operational income (expenses), net	0
Total operating costs and expenses	R$ 3,272,763	R$ 2,522,908	R$ 2,319,720